Consolidated Statement of Cash Flows - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Cash flow from operating activities
Net loss	$ (33,814,719)	$ (14,245,878)	$ (14,472,494)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization	10,044,644	9,096,939	5,473,037
Loss on disposal of assets	566,676	143,527	178,619
Stock-based compensation, net of forfeitures	1,991,884	1,662,883	868,756
Interest expense-income, net	5,910,128	799,543	262,904
Foreign exchange (gains)/loss	(2,726,407)	(2,337,815)	4,086,004
Provision for inventory	62,805
Other non-cash	1,542,985	665,725	666,109
Changes in operating assets and liabilities:
Account receivable	186,796	(210,006)	(191,623)
Inventory	657,574	(2,103,922)	(1,749,477)
Other assets and prepayments	96,027	(1,151,363)	(2,880,347)
Accounts payable	(777,408)	1,659,783	2,372,830
Deferred revenue	221,803	662,425	1,032,912
Income tax payable		(530,065)	887,648
Other liabilities	1,171,435	422,606	(571,879)
A. Net cash used in operating activities	(14,865,777)	(5,465,618)	(4,037,001)
Cash flow from investing activities
Purchases of vehicles	(4,086,670)	(7,185,802)	(22,004,501)
Purchases of other property, plant and equipment	(652,374)	(803,661)	(828,943)
Proceeds from disposal of property, plant and equipment	21,306	38,133
Purchases of intangible assets	(102,150)	(208,690)	(58,352)
B. Net cash used in investing activities	(4,819,888)	(8,160,020)	(22,891,796)
Cash flow from financing activities
Net proceeds from reverse acquisition	29,629,196
Proceeds from issuance of convertible notes	7,500,000	10,000,000	100,000
Proceeds from issuance of series B preferred stock			29,710,000
Proceeds from term loans		5,467,987	14,825,000
Payments of term loans	(7,201,820)	(4,209,340)	(1,541,314)
Payments on warrants	(1,315,222)
C. Net cash from financing activities	28,612,154	11,258,647	43,093,686
D. Increase (decrease) in cash and cash equivalents, and restricted cash	8,926,489	(2,366,991)	16,164,889
E. Effect of exchange rate changes		(351,168)	(6,451,448)
F. Net increase in cash and cash equivalents	8,926,489	(2,718,159)	9,713,441
G. Cash and cash equivalents at beginning of the year	10,497,570	13,215,729	3,502,288
Cash and cash equivalents at ending of the year	19,424,059	10,497,570	13,215,729
Cash paid, received for:
Interest, net	(447,730)	(903,043)	(183,226)
Income taxes		$ (530,065)